Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2022
Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

(17) Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2022 and 2021
(Dollars in thousands)

Assets	2022	2021

Cash	$384	561
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	118,832	155,716
Investment in PEBK Capital Trust II	464	464
Other assets	24	105

Total assets	$120,704	157,846

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,464
Liabilities	45	13
Shareholders' equity	105,195	142,369

Total liabilities and shareholders' equity	$120,704	157,846

Statements of Earnings

For the Years Ended December 31, 2022, 2021 and 2020
(Dollars in thousands)

Revenues:	2022	2021	2020

Interest and dividend from subsidiary	$6,240	7,419	7,539

Total revenues	6,240	7,419	7,539

Expenses:

Interest	529	280	370
Other operating expenses	639	613	625

Total expenses	1,168	893	995

Income before income tax benefit and equity in undistributed earnings of subsidiaries	5,072	6,526	6,544

Income tax benefit	242	185	201

Income before equity in undistributed earnings of subsidiaries	5,314	6,711	6,745

Equity in undistributed earnings of subsidiaries	10,809	8,422	4,612

Net earnings	$16,123	15,133	11,357
Statements of Cash Flows

For the Years Ended December 31, 2022, 2021 and 2020
(Dollars in thousands)

	2022	2021	2020
Cash flows from operating activities:

Net earnings	$16,123	15,133	11,357
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(10,809)	(8,422)	(4,612)
Change in:
Other assets	81	545	(19)
Other liabilities	32	-	(10)

Net cash provided by operating activities	5,427	7,256	6,716

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities available for sale	-	-	250

Net cash provided by investing activities	-	-	250

Cash flows from financing activities:

Repayment of junior subordinated debentures	-	-	(155)
Cash dividends paid on common stock	(4,935)	(3,793)	(4,392)
Stock repurchase	(710)	(3,605)	(2,999)
Proceeds from exercise of restricted stock units	41	39	57

Net cash used by financing activities	(5,604)	(7,359)	(7,489)

Net change in cash	(177)	(103)	(523)

Cash at beginning of year	561	664	1,187

Cash at end of year	$384	561	664